Distribution Date:	05/16/25	Morgan Stanley Capital I Trust 2015-UBS8
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-UBS8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17	Trust Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	18		CMBS Notices		cmbs.notices@parkbridgefinancial.com
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹
A-1	61691ABG7	1.966000%	32,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691ABH5	3.324000%	6,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61691ABJ1	3.626000%	51,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61691ABK8	3.540000%	160,000,000.00	115,251,185.16	2,006,989.07	339,991.00	0.00	0.00	2,346,980.07	113,244,196.09	32.25%	30.00%
A-4	61691ABL6	3.809000%	313,000,000.00	313,000,000.00	0.00	993,514.17	0.00	0.00	993,514.17	313,000,000.00	32.25%	30.00%
A-S	61691ABN2	4.114000%	48,300,000.00	48,300,000.00	0.00	165,588.50	0.00	0.00	165,588.50	48,300,000.00	24.58%	24.00%
B	61691ABP7	4.315000%	53,331,000.00	53,331,000.00	0.00	191,769.39	0.00	0.00	191,769.39	53,331,000.00	16.10%	17.38%
C	61691ABQ5	4.575942%	37,231,000.00	37,231,000.00	0.00	141,972.40	0.00	0.00	141,972.40	37,231,000.00	10.18%	12.75%
D	61691AAQ6	3.180000%	25,156,000.00	25,156,000.00	0.00	66,663.40	0.00	0.00	66,663.40	25,156,000.00	6.18%	9.63%
E	61691AAS2	3.180000%	18,113,000.00	18,113,000.00	0.00	47,999.45	0.00	0.00	47,999.45	18,113,000.00	3.30%	7.38%
F	61691AAU7	3.430000%	18,700,000.00	18,700,000.00	0.00	22,488.99	0.00	0.00	22,488.99	18,700,000.00	0.33%	5.05%
G	61691AAW3	3.430000%	10,481,000.00	2,414,744.80	0.00	0.00	0.00	324,554.66	0.00	2,090,190.14	0.00%	3.75%
H	61691AAY9	3.430000%	7,293,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	2.84%
J	61691ABA0	3.430000%	22,895,200.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61691ABD4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691ABE2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			805,000,200.00	631,496,929.96	2,006,989.07	1,969,987.30	0.00	324,554.66	3,976,976.37	629,165,386.23

X-A	61691ABM4	0.839335%	563,500,000.00	428,251,185.16	0.00	299,538.53	0.00	0.00	299,538.53	426,244,196.09
X-B	61691AAA1	0.356467%	101,631,000.00	101,631,000.00	0.00	30,190.05	0.00	0.00	30,190.05	101,631,000.00
X-D	61691AAC7	1.395942%	43,269,000.00	43,269,000.00	0.00	50,334.17	0.00	0.00	50,334.17	43,269,000.00
X-F	61691AAG8	1.145942%	18,700,000.00	18,700,000.00	0.00	17,857.59	0.00	0.00	17,857.59	18,700,000.00
X-G	61691AAJ2	1.145942%	10,481,000.00	2,414,744.80	0.00	2,305.96	0.00	0.00	2,305.96	2,090,190.14

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹
X-H	61691AAL7	4.575942%	7,293,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-J	61691AAN3	4.575942%	22,895,200.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			767,769,200.00	594,265,929.96	0.00	400,226.30	0.00	0.00	400,226.30	591,934,386.23

Deal Distribution Total					2,006,989.07	2,370,213.60	0.00	324,554.66	4,377,202.67

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691ABG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691ABH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61691ABJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61691ABK8	720.31990725	12.54368169	2.12494375	0.00000000	0.00000000	0.00000000	0.00000000	14.66862544	707.77622556
A-4	61691ABL6	1,000.00000000	0.00000000	3.17416668	0.00000000	0.00000000	0.00000000	0.00000000	3.17416668	1,000.00000000
A-S	61691ABN2	1,000.00000000	0.00000000	3.42833333	0.00000000	0.00000000	0.00000000	0.00000000	3.42833333	1,000.00000000
B	61691ABP7	1,000.00000000	0.00000000	3.59583338	0.00000000	0.00000000	0.00000000	0.00000000	3.59583338	1,000.00000000
C	61691ABQ5	1,000.00000000	0.00000000	3.81328463	0.00000000	0.00000000	0.00000000	0.00000000	3.81328463	1,000.00000000
D	61691AAQ6	1,000.00000000	0.00000000	2.65000000	0.00000000	0.00000000	0.00000000	0.00000000	2.65000000	1,000.00000000
E	61691AAS2	1,000.00000000	0.00000000	2.65000000	0.00000000	0.00000000	0.00000000	0.00000000	2.65000000	1,000.00000000
F	61691AAU7	1,000.00000000	0.00000000	1.20261979	1.65571337	14.33639893	0.00000000	0.00000000	1.20261979	1,000.00000000
G	61691AAW3	230.39259613	0.00000000	0.00000000	0.65853926	9.35161340	0.00000000	30.96600134	0.00000000	199.42659479
H	61691AAY9	0.00000000	0.00000000	0.00000000	0.00000000	33.40827506	0.00000000	0.00000000	0.00000000	0.00000000
J	61691ABA0	0.00000000	0.00000000	0.00000000	0.00000000	117.45305392	0.00000000	0.00000000	0.00000000	0.00000000
V	61691ABD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691ABE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691ABM4	759.98435698	0.00000000	0.53156793	0.00000000	0.00000000	0.00000000	0.00000000	0.53156793	756.42270823
X-B	61691AAA1	1,000.00000000	0.00000000	0.29705552	0.00000000	0.00000000	0.00000000	0.00000000	0.29705552	1,000.00000000
X-D	61691AAC7	1,000.00000000	0.00000000	1.16328480	0.00000000	0.00000000	0.00000000	0.00000000	1.16328480	1,000.00000000
X-F	61691AAG8	1,000.00000000	0.00000000	0.95495134	0.00000000	0.00000000	0.00000000	0.00000000	0.95495134	1,000.00000000
X-G	61691AAJ2	230.39259613	0.00000000	0.22001336	0.00000000	0.00000000	0.00000000	0.00000000	0.22001336	199.42659479
X-H	61691AAL7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-J	61691AAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	04/01/25 - 04/30/25	30	0.00	339,991.00	0.00	339,991.00	0.00	0.00	0.00	339,991.00	0.00
A-4	04/01/25 - 04/30/25	30	0.00	993,514.17	0.00	993,514.17	0.00	0.00	0.00	993,514.17	0.00
X-A	04/01/25 - 04/30/25	30	0.00	299,538.53	0.00	299,538.53	0.00	0.00	0.00	299,538.53	0.00
X-B	04/01/25 - 04/30/25	30	0.00	30,190.05	0.00	30,190.05	0.00	0.00	0.00	30,190.05	0.00
X-D	04/01/25 - 04/30/25	30	0.00	50,334.17	0.00	50,334.17	0.00	0.00	0.00	50,334.17	0.00
X-F	04/01/25 - 04/30/25	30	0.00	17,857.59	0.00	17,857.59	0.00	0.00	0.00	17,857.59	0.00
X-G	04/01/25 - 04/30/25	30	0.00	2,305.96	0.00	2,305.96	0.00	0.00	0.00	2,305.96	0.00
X-H	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-J	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	04/01/25 - 04/30/25	30	0.00	165,588.50	0.00	165,588.50	0.00	0.00	0.00	165,588.50	0.00
B	04/01/25 - 04/30/25	30	0.00	191,769.39	0.00	191,769.39	0.00	0.00	0.00	191,769.39	0.00
C	04/01/25 - 04/30/25	30	0.00	141,972.40	0.00	141,972.40	0.00	0.00	0.00	141,972.40	0.00
D	04/01/25 - 04/30/25	30	0.00	66,663.40	0.00	66,663.40	0.00	0.00	0.00	66,663.40	0.00
E	04/01/25 - 04/30/25	30	0.00	47,999.45	0.00	47,999.45	0.00	0.00	0.00	47,999.45	0.00
F	04/01/25 - 04/30/25	30	237,128.82	53,450.83	0.00	53,450.83	30,961.84	0.00	0.00	22,488.99	268,090.66
G	04/01/25 - 04/30/25	30	91,112.11	6,902.15	0.00	6,902.15	6,902.15	0.00	0.00	0.00	98,014.26
H	N/A	N/A	243,646.55	0.00	0.00	0.00	0.00	0.00	0.00	0.00	243,646.55
J	N/A	N/A	2,689,111.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,689,111.16
Totals			3,260,998.64	2,408,077.59	0.00	2,408,077.59	37,863.99	0.00	0.00	2,370,213.60	3,298,862.63

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	4,377,202.67
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,416,384.30	Master Servicing Fee	4,786.07
Interest Reductions due to Nonrecoverability Determination	(31,121.98)	Certificate Administrator Fee	2,631.24
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	263.12
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	593.98
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,385,262.32	Total Fees	8,274.40

Principal		Expenses/Reimbursements
Scheduled Principal	868,115.51	Reimbursement for Interest on Advances	22.71
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	1,463,428.22	Special Servicing Fees (Monthly)	6,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	751.61
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	324,554.66
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,331,543.73	Total Expenses/Reimbursements	331,328.98

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,370,213.60
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,006,989.07
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,377,202.67
Total Funds Collected	4,716,806.05	Total Funds Distributed	4,716,806.05

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	631,496,929.96	631,496,929.96	Beginning Certificate Balance	631,496,929.96
(-) Scheduled Principal Collections	868,115.51	868,115.51	(-) Principal Distributions	2,006,989.07
(-) Unscheduled Principal Collections	1,463,428.22	1,463,428.22	(-) Realized Losses	324,554.66
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	324,554.66
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	629,165,386.23	629,165,386.23	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	632,350,984.75	632,350,984.75	Ending Certificate Balance	629,165,386.23
Ending Actual Collateral Balance	630,022,660.29	630,022,660.29

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	857,242.64	0.00	UC / (OC) Change	0.00
Current Period Advances	324,554.66	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	324,554.66	0.00	Net WAC Rate	4.58%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	12	113,225,506.81	18.00%	6	4.8994	NAP	Defeased	12	113,225,506.81	18.00%	6	4.8994	NAP
5,000,000 or less	9	33,060,195.19	5.25%	5	4.7093	2.078558	1.30 or less	7	127,460,962.88	20.26%	6	4.5213	0.837059
5,000,001 to 10,000,000	14	113,887,860.16	18.10%	6	4.7126	1.474519	1.31 to 1.40	1	13,979,645.82	2.22%	6	4.8000	1.380000
10,000,001 to 15,000,000	7	79,854,014.53	12.69%	5	4.6841	2.301352	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	2	36,315,383.50	5.77%	6	4.7483	3.287687	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 25,000,000	1	24,000,000.00	3.81%	7	4.3485	2.340000	1.61 to 1.70	3	22,789,299.17	3.62%	6	4.8095	1.674073
25,000,001 to 50,000,000	1	40,000,000.00	6.36%	7	4.3085	2.130000	1.71 to 1.80	1	4,730,239.03	0.75%	5	5.1142	1.750000
50,000,001 or greater	3	188,822,426.04	30.01%	6	4.3314	1.808662	1.81 to 1.90	3	16,611,639.84	2.64%	6	4.7471	1.848012
Totals	49	629,165,386.23	100.00%	6	4.5905	1.913206	1.91 to 2.00	4	83,684,493.32	13.30%	6	4.5265	1.934278
							2.01 to 3.00	16	226,290,332.26	35.97%	6	4.4786	2.342544
							3.01 or greater	2	20,393,267.10	3.24%	7	4.1748	6.257613
							Totals	49	629,165,386.23	100.00%	6	4.5905	1.913206
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	20	113,225,506.81	18.00%	6	4.8994	NAP
							Defeased	20	113,225,506.81	18.00%	6	4.8994	NAP
California	3	89,193,650.23	14.18%	6	4.7031	1.611860
							Industrial	2	8,123,506.13	1.29%	5	4.7350	2.435044
Florida	6	111,491,587.33	17.72%	7	4.4283	2.852034
							Lodging	8	72,080,800.88	11.46%	5	5.0445	1.325558
Georgia	2	16,357,029.83	2.60%	5	5.0286	1.301116
							Mobile Home Park	2	9,488,546.41	1.51%	7	5.1830	2.264023
Illinois	3	20,793,798.81	3.30%	6	4.9431	1.888379
							Multi-Family	10	81,029,679.82	12.88%	6	4.5705	2.191782
Louisiana	1	6,493,530.24	1.03%	6	5.0185	2.210000
							Office	3	77,818,903.09	12.37%	6	4.1450	1.213875
Massachusetts	1	5,983,439.16	0.95%	3	4.0150	1.910000
							Retail	13	257,594,461.85	40.94%	7	4.4475	2.333783
Michigan	3	18,951,247.41	3.01%	5	4.3779	2.200155
							Self Storage	1	9,803,981.32	1.56%	5	4.4500	1.290000
Mississippi	1	24,000,000.00	3.81%	7	4.3485	2.340000
							Totals	59	629,165,386.23	100.00%	6	4.5905	1.913206
New Jersey	4	31,060,008.24	4.94%	4	4.7162	1.940321

New York	3	80,837,426.04	12.85%	6	4.1854	1.387724

Ohio	2	19,722,165.86	3.13%	5	4.6039	1.578458

Pennsylvania	2	43,716,053.74	6.95%	7	4.3486	2.112149

Texas	6	35,829,117.38	5.69%	6	4.8004	1.803464

Virginia	1	9,803,981.32	1.56%	5	4.4500	1.290000

Washington	1	1,706,843.93	0.27%	6	5.8120	2.100000

Totals	59	629,165,386.23	100.00%	6	4.5905	1.913206

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	113,225,506.81	18.00%	6	4.8994	NAP	Defeased	12	113,225,506.81	18.00%	6	4.8994	NAP
	4.5000% or less	16	290,847,605.36	46.23%	6	4.2761	2.239206	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	14	164,567,161.88	26.16%	6	4.7180	1.730218	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	6	58,818,267.98	9.35%	6	5.1583	1.412824	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	1	1,706,844.20	0.27%	6	5.8120	2.100000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	629,165,386.23	100.00%	6	4.5905	1.913206	49 months or greater	37	515,939,879.42	82.00%	6	4.5227	1.982187
								Totals	49	629,165,386.23	100.00%	6	4.5905	1.913206
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	113,225,506.81	18.00%	6	4.8994	NAP	Defeased	12	113,225,506.81	18.00%	6	4.8994	NAP
	60 months or less	37	515,939,879.42	82.00%	6	4.5227	1.982187	Interest Only	8	231,985,000.00	36.87%	7	4.3836	2.482470
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	29	283,954,879.42	45.13%	5	4.6364	1.573465
	Totals	49	629,165,386.23	100.00%	6	4.5905	1.913206	299 months to 311 months	0	0.00	0.00%	0	0.0000	0.000000
								312 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	629,165,386.23	100.00%	6	4.5905	1.913206
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	113,225,506.81	18.00%	6	4.8994	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	35	505,379,108.50	80.33%	6	4.5213	1.976736
	13 months to 24 months	2	10,560,770.92	1.68%	5	4.5923	2.243012
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	629,165,386.23	100.00%	6	4.5905	1.913206
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30296340	OF	New York	NY	Actual/360	4.117%	221,161.95	117,787.91	0.00	N/A	11/06/25	--	64,455,213.95	64,337,426.04	05/06/25
2	30296481	RT	Ellenton	FL	Actual/360	4.298%	207,760.83	0.00	0.00	N/A	12/01/25	--	58,000,000.00	58,000,000.00	05/01/25
2A	30296483	RT	Ellenton	FL	Actual/360	4.298%	35,820.83	0.00	0.00	N/A	12/01/25	--	10,000,000.00	10,000,000.00	05/01/25
3	30310355	RT	Encinitas	CA	Actual/360	4.567%	253,030.83	0.00	0.00	N/A	11/01/25	--	66,485,000.00	66,485,000.00	05/01/25
4	30296548	OF	Carmel	IN	Actual/360	4.981%	104,338.10	45,655.53	0.00	N/A	12/06/25	--	25,134,140.36	25,088,484.83	05/06/25
4A	30296549	OF	Carmel	IN	Actual/360	4.981%	89,432.66	39,133.31	0.00	N/A	12/06/25	--	21,543,549.11	21,504,415.80	05/06/25
5	30296476	RT	Grove City	PA	Actual/360	4.309%	143,616.67	0.00	0.00	N/A	12/01/25	--	40,000,000.00	40,000,000.00	05/01/25
7	30296474	RT	Gulfport	MS	Actual/360	4.348%	86,970.00	0.00	0.00	N/A	12/01/25	--	24,000,000.00	24,000,000.00	05/01/25
8	30310356	LO	Burlingame	CA	Actual/360	5.259%	84,828.60	42,300.79	0.00	N/A	11/06/25	--	19,357,684.29	19,315,383.50	05/06/25
9	30296487	RT	Various	Various	Actual/360	5.221%	82,538.76	41,669.18	0.00	N/A	11/06/25	--	18,972,245.97	18,930,576.79	05/06/25
12	30296472	RT	Florida City	FL	Actual/360	4.168%	59,053.75	0.00	0.00	N/A	12/01/25	--	17,000,000.00	17,000,000.00	05/01/25
13	30310358	MF	Orlando	FL	Actual/360	4.800%	56,031.29	28,177.50	0.00	N/A	11/01/25	--	14,007,823.32	13,979,645.82	05/01/25
14	30295857	LO	Cape May	NJ	Actual/360	4.833%	53,187.24	31,079.63	0.00	N/A	08/06/25	--	13,205,745.87	13,174,666.24	05/06/25
15	30296508	MF	Houston	TX	Actual/360	5.109%	48,351.06	49,903.25	0.00	N/A	11/06/25	--	11,357,789.82	11,307,886.57	05/06/25
16	30296460	RT	Porter	TX	Actual/360	4.826%	44,252.74	22,053.26	0.00	N/A	11/06/25	--	11,003,581.26	10,981,528.00	05/06/25
17	30310359	MF	Kettering	OH	Actual/360	4.294%	36,445.65	25,369.25	0.00	N/A	10/06/25	--	10,185,090.67	10,159,721.42	05/06/25
18	30310360	SS	Herndon	VA	Actual/360	4.450%	36,445.43	24,000.82	0.00	N/A	10/01/25	--	9,827,982.30	9,803,981.48	05/01/25
19	30296409	RT	Marietta	OH	Actual/360	4.933%	39,401.09	21,864.76	0.00	N/A	11/06/25	--	9,584,308.66	9,562,443.90	05/06/25
20	30296467	IN	Branchburg	NJ	Actual/360	4.575%	37,400.26	20,362.54	0.00	N/A	11/06/25	--	9,809,047.71	9,788,685.17	05/06/25
21	30310361	MF	Southfield	MI	Actual/360	4.290%	36,241.63	18,129.66	0.00	N/A	10/01/25	--	10,137,517.96	10,119,388.30	05/01/25
22	30296105	MF	Bloomingdale	NJ	Actual/360	4.487%	37,952.58	17,701.13	0.00	N/A	09/06/25	--	10,148,879.31	10,131,178.18	05/06/25
23	30296463	LO	Englewood	NJ	Actual/360	4.816%	0.00	0.00	0.00	N/A	11/06/25	11/06/27	7,754,163.93	7,754,163.93	04/06/22
24	30296163	LO	Atlanta	GA	Actual/360	5.226%	40,112.60	20,469.12	0.00	N/A	09/06/25	--	9,209,995.36	9,189,526.24	04/06/25
25	30296511	LO	Lincolnshire	IL	Actual/360	4.978%	35,516.43	19,420.47	0.00	N/A	11/06/25	--	8,562,473.55	8,543,053.08	05/06/25
26	30310362	OF	Houston	TX	Actual/360	4.485%	28,126.22	27,371.92	0.00	N/A	11/01/25	--	7,525,409.71	7,498,037.79	05/01/25
27	30310363	LO	Panama City Beach	FL	Actual/360	4.800%	31,472.96	18,370.25	0.00	N/A	10/06/25	--	7,868,239.91	7,849,869.66	05/06/25
28	30296509	LO	Glenview	IL	Actual/360	4.978%	31,639.39	17,300.50	0.00	N/A	11/06/25	--	7,627,778.53	7,610,478.03	05/06/25
29	30310364	MH	New Port Richey	FL	Actual/360	5.045%	32,783.61	16,182.84	0.00	N/A	12/01/25	--	7,797,885.32	7,781,702.48	05/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	30310365	MF	New York	NY	Actual/360	4.450%	33,375.00	0.00	0.00	N/A	12/01/25	--	9,000,000.00	9,000,000.00	05/01/25
32	30310366	RT	Lawrenceville	GA	Actual/360	4.775%	28,587.27	16,731.06	0.00	N/A	11/01/25	--	7,184,234.88	7,167,503.82	05/01/25
34	30296462	LO	Harvey	LA	Actual/360	5.019%	27,250.71	22,531.10	0.00	N/A	11/06/25	--	6,516,061.26	6,493,530.16	05/06/25
35	30310368	MH	Tucson	AZ	Actual/360	4.499%	26,799.40	14,997.24	0.00	N/A	11/01/25	--	7,148,095.15	7,133,097.91	05/01/25
37	30310034	OF	Boston	MA	Actual/360	4.015%	20,093.29	22,075.39	0.00	08/06/25	04/06/29	--	6,005,514.64	5,983,439.25	05/06/25
38	30310369	MF	New York	NY	Actual/360	4.450%	27,812.50	0.00	0.00	N/A	11/01/25	--	7,500,000.00	7,500,000.00	05/01/25
39	30296067	IN	Danbury	CT	Actual/360	4.959%	25,394.21	14,145.37	0.00	N/A	09/06/25	--	6,144,998.63	6,130,853.26	05/06/25
42	30310372	MF	Clinton	MI	Actual/360	4.504%	18,476.28	11,939.10	0.00	N/A	10/06/25	--	4,922,632.32	4,910,693.22	05/06/25
43	30296140	RT	Romeoville	IL	Actual/360	4.824%	18,695.74	10,896.64	0.00	N/A	09/06/25	--	4,651,163.99	4,640,267.35	05/06/25
44	30296185	RT	Grove City	OH	Actual/360	4.696%	19,950.87	8,560.33	0.00	N/A	10/06/25	--	5,098,395.66	5,089,835.33	05/06/25
45	30310373	IN	Fort Myers	FL	Actual/360	5.114%	20,198.56	9,167.86	0.00	N/A	10/06/25	--	4,739,406.89	4,730,239.03	05/06/25
46	30310374	RT	Detroit	MI	Actual/360	4.867%	17,436.00	7,942.69	0.00	N/A	12/01/25	--	4,298,993.10	4,291,050.41	05/01/25
47	30310375	MF	Flint Township	MI	Actual/360	4.447%	14,565.79	9,603.33	0.00	N/A	10/06/25	--	3,930,769.13	3,921,165.80	05/06/25
48	30296217	RT	Doylestown	PA	Actual/360	4.780%	14,838.56	8,718.37	0.00	N/A	10/06/25	--	3,724,772.44	3,716,054.07	05/06/25
49	30310376	MH	Tucson	AZ	Actual/360	4.499%	13,399.70	7,498.62	0.00	N/A	11/01/25	--	3,574,047.59	3,566,548.97	05/01/25
50	30310377	RT	Katy	TX	Actual/360	4.502%	11,876.01	7,635.95	0.00	N/A	11/01/25	--	3,165,529.49	3,157,893.54	05/01/25
52	30296127	IN	San Jose	CA	Actual/360	4.207%	11,916.52	6,191.16	0.00	N/A	09/06/25	--	3,399,458.26	3,393,267.10	05/06/25
53	30310379	RT	Garland	TX	Actual/360	4.642%	11,181.88	6,848.63	0.00	N/A	11/01/25	--	2,890,619.51	2,883,770.88	05/01/25
54	30310380	IN	Aspen	CO	Actual/360	4.550%	8,879.08	5,646.24	0.00	N/A	10/01/25	--	2,341,735.23	2,336,088.99	05/01/25
55	30310381	RT	Mobile	AL	Actual/360	4.867%	6,186.66	9,216.07	0.00	N/A	09/06/25	--	1,525,215.76	1,515,999.69	05/06/25
56	30296461	MH	Sequim	WA	Actual/360	5.812%	8,283.61	3,466.74	0.00	N/A	11/06/25	--	1,710,310.94	1,706,844.20	05/06/25
57	30296410	RT	Asheville	NC	Actual/360	5.044%	6,151.52	1,463,428.22	0.00	N/A	11/06/25	--	1,463,428.22	0.00	05/06/25
Totals							2,385,262.32	2,331,543.73	0.00				631,496,929.96	629,165,386.23
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,844,324.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	18,321,109.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	18,321,109.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,275,721.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	13,580,910.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,632,026.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	459,413.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	5,189,517.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,452,587.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	6,737,642.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,293,058.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,421,199.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,340,952.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	946,787.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	160,442.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,538,836.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,568,464.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	84,703.71	0.00	--	--	10/11/24	2,480,254.78	0.00	0.00	0.00	0.00	324,554.66
24	822,921.41	0.00	--	--	--	0.00	0.00	60,543.35	60,543.35	0.00	0.00
25	1,352,645.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	498,845.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,435,507.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,358,164.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	851,323.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,474,481.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	26,550,770.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	651,303.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	771,949.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	613,377.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	653,728.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	798,451.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	575,393.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	496,739.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	470,209.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	298,023.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	212,432.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	141,055,079.95	0.00				2,480,254.78	0.00	60,543.35	60,543.35	0.00	324,554.66

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
57	30296410	1,463,428.22	Payoff Prior to Maturity	0.00	0.00
Totals		1,463,428.22		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	0	0.00	0	0.00	1	7,754,163.93	1	4,640,267.35	0	0.00	0	0.00	0	0.00	1	1,463,428.22	4.590489%	4.574699%	6
04/17/25	0	0.00	0	0.00	1	7,754,163.93	1	4,651,163.99	0	0.00	0	0.00	0	0.00	0	0.00	4.591750%	4.575965%	7
03/17/25	0	0.00	0	0.00	1	7,754,163.93	1	4,661,394.94	0	0.00	1	7,754,163.93	0	0.00	0	0.00	4.590698%	4.574954%	8
02/18/25	0	0.00	0	0.00	1	7,754,163.93	1	4,673,454.34	0	0.00	0	0.00	0	0.00	0	0.00	4.590926%	4.575177%	9
01/17/25	0	0.00	0	0.00	1	7,754,163.93	1	4,683,593.09	0	0.00	0	0.00	0	0.00	0	0.00	4.591117%	4.575364%	10
12/17/24	0	0.00	0	0.00	1	7,754,163.93	1	4,693,689.90	0	0.00	0	0.00	0	0.00	0	0.00	4.591309%	4.575551%	11
11/18/24	0	0.00	0	0.00	1	7,754,163.93	1	4,704,372.66	0	0.00	0	0.00	0	0.00	0	0.00	4.591509%	4.575747%	12
10/18/24	0	0.00	0	0.00	1	7,754,163.93	1	4,714,383.52	0	0.00	0	0.00	0	0.00	0	0.00	4.591697%	4.575932%	13
09/17/24	0	0.00	0	0.00	1	7,754,163.93	1	4,724,983.44	0	0.00	0	0.00	0	0.00	0	0.00	4.591895%	4.576125%	14
08/16/24	0	0.00	0	0.00	1	7,754,163.93	1	4,734,909.05	1	0.00	0	0.00	0	0.00	1	9,507,021.05	4.592079%	4.576305%	15
07/17/24	0	0.00	0	0.00	1	7,754,163.93	1	4,744,793.60	1	21,722,329.28	0	0.00	0	0.00	0	0.00	4.573501%	4.557853%	16
06/17/24	1	9,792,853.81	0	0.00	1	7,754,163.93	1	4,755,271.77	1	21,769,062.63	0	0.00	0	0.00	0	0.00	4.573673%	4.558021%	17
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
23	30296463	04/06/22	36	6	0.00	0.00	5,145.47	8,590,968.87	07/10/20	9
24	30296163	04/06/25	0	B	60,543.35	60,543.35	0.00	9,209,995.36
Totals					60,543.35	60,543.35	5,145.47	17,800,964.23
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		398,762,130	394,121,862	0		4,640,267
7 - 12 Months		216,665,654	216,665,654	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		7,754,164	0	7,754,164		0
37 - 48 Months		5,983,439	5,983,439	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	629,165,386	621,411,222	0	0	7,754,164	0
Apr-25	631,496,930	623,742,766	0	0	7,754,164	0
Mar-25	639,477,968	631,723,804	0	0	7,754,164	0
Feb-25	640,464,854	632,710,690	0	0	7,754,164	0
Jan-25	641,289,550	633,535,386	0	0	7,754,164	0
Dec-24	642,110,893	634,356,729	0	0	7,754,164	0
Nov-24	642,981,953	635,227,789	0	0	7,754,164	0
Oct-24	643,796,417	636,042,253	0	0	7,754,164	0
Sep-24	644,660,846	636,906,682	0	0	7,754,164	0
Aug-24	645,468,485	637,714,321	0	0	7,754,164	0
Jul-24	667,995,171	638,518,678	0	0	7,754,164	21,722,329
Jun-24	668,896,592	629,580,511	9,792,854	0	7,754,164	21,769,063
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
26	30310362	7,498,037.79	7,498,037.79	14,900,000.00	09/30/15	346,288.03	0.52000	12/31/24	11/01/25	185
19	30296409	9,562,443.90	9,562,443.90	15,400,000.00	06/17/15	75,736.20	0.10000	09/30/24	11/06/25	245
23	30296463	7,754,163.93	8,590,968.87	9,500,000.00	08/22/24	(256,748.29)	(0.30000)	12/31/24	11/06/25	125
Totals		24,814,645.62	25,651,450.56	39,800,000.00		165,275.94

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	30296409	RT	OH	04/18/24	98

5/12/2025 - The Loan transferred to the Special Servicer for cash management compliance. The loan is current on payments. PNL was signed and negotiations with the Borrower have been initiated. Borrower sent lockbox cash reconciliations to help determine i f all funds have been deposited properly. Still working on reconciliations to lockbox and net dollars borrower funded for the property. Loan remains current.

23	30296463	LO	NJ	07/10/20	9

5/12/2025 - Assumption/receiver sale has been completed. Loan was assumed on 12/31/2024 and will be returning to the MS after the rehab period. Assumption Amendment is being finalized in order to board the loan.

26	30310362	OF	TX	02/08/23	98

5/12/2025 - The Loan transferred to SS for Non-Monetary Default. Borrower has not executed PNL. Counsel has been engaged. Counsel has sent appropriate notices/demands. Negotiations ongoing to comply with cash management and collecting excess cash due sinc e trigger occurred. Reviewing potential lease up at Property. Evaluating next steps for the property and performance.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	30295711	19,900,000.00	4.40650%	19,900,000.00	4.40650%	8	08/11/15	08/11/15	08/11/15
23	30296463	0.00	4.81630%	0.00	4.81630%	8	12/31/24	12/31/24	02/12/25
24	30296163	0.00	5.22640%	0.00	5.22640%	10	05/06/20	05/06/20	01/28/22
25	30296511	0.00	4.97750%	0.00	4.97750%	8	12/16/20	12/16/20	12/29/20
25	30296511	0.00	4.97750%	0.00	4.97750%	8	07/15/21	07/15/21	07/27/21
28	30296509	0.00	4.97750%	0.00	4.97750%	8	12/16/20	12/16/20	12/29/20
28	30296509	0.00	4.97750%	0.00	4.97750%	8	07/15/21	07/15/21	07/27/21
28	30296509	0.00	4.97750%	0.00	4.97750%	8	02/14/23	02/09/23	02/14/23
45	30310373	0.00	5.11420%	0.00	5.11420%	8	03/02/22	03/02/22	03/17/22
Totals		19,900,000.00		19,900,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	30296167	08/16/24	21,722,329.28	10,400,000.00	10,037,197.24	530,176.19	10,037,197.24	9,507,021.05	12,215,308.23	0.00	426,487.92	11,788,820.31	47.15%
10	30295711	08/17/22	19,257,812.52	0.00	1,145,235.85	3,375,391.82	1,145,235.85	(2,230,155.97)	21,487,968.49	0.00	41,468.16	21,446,500.33	107.77%
31	30296376	11/17/23	7,767,305.17	12,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
41	30310371	06/16/23	5,546,214.35	2,450,000.00	2,080,632.02	1,502,569.05	2,080,632.02	578,062.97	4,968,151.38	0.00	58,638.10	4,909,513.28	77.92%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			54,293,661.32	24,850,000.00	13,263,065.11	5,408,137.06	13,263,065.11	7,854,928.05	38,671,428.10	0.00	526,594.18	38,144,833.92

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	30296167	02/18/25	0.00	0.00	11,788,820.31	0.00	0.00	(21,836.46)	0.00	0.00	11,788,820.31
		01/17/25	0.00	0.00	11,810,656.77	0.00	0.00	(404,651.46)	0.00	0.00
		08/16/24	0.00	0.00	12,215,308.23	0.00	0.00	12,215,308.23	0.00	0.00
10	30295711	07/17/24	0.00	0.00	21,446,500.33	0.00	(882.55)	0.00	0.00	0.00	19,508,089.67
		11/17/23	0.00	0.00	21,447,382.88	0.00	0.00	(609.22)	0.00	0.00
		06/16/23	0.00	0.00	21,447,992.10	0.00	(39,976.39)	0.00	0.00	0.00
		08/17/22	0.00	0.00	21,487,968.49	0.00	0.00	19,257,812.52	0.00	250,886.37
31	30296376	11/27/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	30310371	04/17/24	0.00	0.00	4,909,513.28	0.00	0.00	(5,350.74)	0.00	0.00	4,909,513.28
		12/15/23	0.00	0.00	4,914,864.02	0.00	0.00	(53,287.36)	0.00	0.00
		06/16/23	0.00	0.00	4,968,151.38	0.00	0.00	4,968,151.38	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	38,144,833.92	0.00	(40,858.94)	35,955,536.89	0.00	250,886.37	36,206,423.26

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
19	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	31,121.98	0.00	0.00	0.00	0.00
26	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	54.64	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	497.82	0.00	0.00	0.00	(1.46)	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	253.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(30.47)	0.00	0.00	0.00
Total	0.00	0.00	6,000.00	0.00	751.61	0.00	0.00	31,121.98	22.71	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		37,896.30

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Supplemental Notes
None

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